Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of the periods indicated:

	December 31,
	2025	2024
Accrued research and development expense	$1,754,083	$1,799,583
Accrued directors and officers (owners) compensation	1,358,293	1,025,867
Cash portion of the Lind Note repayments	492,376	127,759
Accrued compensation and employee benefits	86,744	126,106
Others	470,133	430,107
Total	$4,161,629	$3,509,422